UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market
Central Fund

June 30, 2009

1.818373.104

CFM-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
Due Date	Yield (a)	Principal Amount	Value
Roche Holdings, Inc.
9/18/09	1.91% (f)	$ 4,250,000	$ 4,250,000
Certificates of Deposit - 41.2%

London Branch, Eurodollar, Foreign Banks - 11.0%
Calyon SA
11/9/09	1.10	1,000,000	1,000,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	4,000,000	4,000,039
Credit Agricole SA
8/3/09 to 1/4/10	0.60 to 1.10	15,000,000	15,000,000
Credit Industriel et Commercial
7/2/09 to 9/4/09	0.67 to 1.40	6,000,000	6,000,000
HSBC Bank PLC
10/30/09 to 11/27/09	0.50 to 1.00	3,000,000	3,000,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	10,000,000	10,000,000
Intesa Sanpaolo SpA
1/15/10	0.65	1,000,000	1,000,000
Landesbank Hessen-Thuringen
7/23/09 to 10/2/09	0.65 to 1.15	6,000,000	6,000,000
National Australia Bank Ltd.
10/19/09 to 11/5/09	1.05 to 1.10	4,000,000	4,000,000
UniCredit SpA
7/6/09 to 8/19/09	0.70 to 1.00	14,000,000	14,000,000
			64,000,039
New York Branch, Yankee Dollar, Foreign Banks - 30.2%
Bank of Montreal
7/7/09 to 12/16/09	0.50 to 0.87 (d)	5,000,000	5,000,000
Bank of Nova Scotia
7/15/09 to 11/23/09	0.55 to 1.43 (d)	12,000,000	12,000,000
Bank of Scotland PLC
7/6/09	1.24 (d)	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
7/23/09 to 9/30/09	0.40 to 1.05%	$ 14,000,000	$ 14,000,000
Barclays Bank PLC
7/13/09	0.95 (d)	4,000,000	4,000,000
BNP Paribas SA
10/16/09 to 1/25/10	0.56 to 1.18	10,000,000	10,000,000
Calyon New York Branch Institutional Certificates Prog. Bill of Exchange
9/8/09	0.78 (d)	4,000,000	4,000,000
Calyon SA
12/15/09	0.63	7,000,000	7,000,000
Canadian Imperial Bank of Commerce
7/9/09 to 10/22/09	1.00 to 1.35	3,000,000	3,000,000
Commerzbank AG
7/1/09 to 8/13/09	0.85 to 1.12	4,000,000	4,000,000
Credit Suisse First Boston
8/11/09	1.31 (d)	3,000,000	3,000,000
Deutsche Bank AG
7/6/09	1.40 (d)	4,000,000	4,000,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	2,000,000	2,000,000
Fortis Banque SA
9/29/09	0.70	2,000,000	2,000,000
Intesa Sanpaolo SpA
7/1/09 to 11/20/09	0.72 to 1.15 (d)	4,000,000	4,000,000
Lloyds TSB Bank PLC
7/7/09 to 8/10/09	0.73 to 0.89	4,000,000	4,000,000
Natexis Banques Populaires NY
8/12/09	0.98 (d)	1,000,000	1,000,000
Natixis New York Branch
9/22/09	0.66 (d)	3,000,000	3,000,000
Natixis SA
8/4/09 to 9/14/09	0.71 to 1.15	3,000,000	3,000,000
Rabobank Nederland
10/19/09 to 1/15/10	0.52 to 1.20	4,000,000	4,000,000
Royal Bank of Canada
7/1/09	1.51 (d)	4,000,000	4,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
7/13/09 to 10/1/09	0.63 to 1.25%	$ 25,000,000	$ 25,000,000
Skandinaviska Enskilda Banken AB
7/13/09 to 7/20/09	0.72 to 0.85	4,000,000	4,000,000
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03 (d)	9,000,000	9,000,000
Sumitomo Mitsui Banking Corp.
7/24/09 to 8/25/09	0.32 to 1.00	12,000,000	12,000,000
Svenska Handelsbanken AB
8/26/09	1.01 (d)	1,000,000	1,000,000
Toronto-Dominion Bank
10/15/09 to 3/17/10	0.52 to 1.90	22,000,000	22,000,000
UBS AG
7/6/09	0.83	2,000,000	2,000,000
			177,000,000
TOTAL CERTIFICATES OF DEPOSIT			241,000,039
Commercial Paper - 24.4%

Altria Group, Inc.
7/6/09	0.80	1,000,000	999,889
American Honda Finance Corp.
9/21/09	0.50	20,000,000	19,977,222
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/27/09 to 8/7/09	0.74 to 0.85	2,000,000	1,998,626
Comcast Corp.
9/21/09	0.86 (b)	3,000,000	2,994,137
Commerzbank U.S. Finance, Inc.
7/20/09 to 9/8/09	0.60 to 1.12	18,000,000	17,979,859
CVS Caremark Corp.
8/20/09 to 10/6/09	0.68 to 1.10	3,000,000	2,994,758
Dakota Notes (Citibank Credit Card Issuance Trust)
7/8/09 to 9/16/09	0.57 to 1.00	7,000,000	6,996,046
Devon Energy Corp.
7/13/09 to 9/16/09	0.50 to 0.52	5,000,000	4,998,221
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
DnB NOR Bank ASA
8/10/09 to 8/17/09	0.97 to 1.00%	$ 2,000,000	$ 1,997,623
Emerald Notes (BA Credit Card Trust)
7/2/09 to 8/17/09	1.10 to 1.55	8,000,000	7,995,454
Intesa Funding LLC
10/27/09 to 1/15/10	0.68 to 1.17	2,000,000	1,992,441
Landesbank Hessen-Thuringen
9/2/09	0.70	1,000,000	998,775
Market Street Funding LLC
7/20/09	0.36	2,000,000	1,999,620
Natexis Banques Populaires U.S. Finance Co. LLC
7/28/09	1.20	2,000,000	1,998,200
Nationwide Building Society
7/13/09 to 9/1/09	0.66 to 1.14	5,000,000	4,997,244
Palisades Notes (Citibank Omni Master Trust)
7/1/09 to 7/6/09	0.75 to 0.95	6,000,000	5,999,817
Salisbury Receivables Co. LLC
7/13/09 to 7/16/09	0.30 to 0.31	16,000,000	15,998,371
Sanpaolo IMI U.S. Financial Co.
11/23/09 to 12/17/09	0.58 to 0.60	4,000,000	3,989,591
Santander Finance, Inc.
7/7/09 to 8/3/09	1.05 to 1.66	8,000,000	7,993,888
Societe Generale North America, Inc.
7/13/09	1.15	8,000,000	7,996,960
Straight-A Funding LLC
7/16/09	0.27	1,000,000	999,910
Toronto Dominion Holdings (USA)
11/30/09	0.50	1,000,000	997,889
Transocean Ltd.
7/15/09	0.60	1,000,000	999,767
UBS Finance, Inc.
7/16/09 to 7/17/09	0.45 to 0.80	5,000,000	4,998,558
UniCredito Italiano Bank (Ireland) PLC
8/10/09 to 8/17/09	0.71	2,000,000	1,998,284
Virginia Electric & Power Co.
7/1/09 to 7/7/09	0.72 to 0.75	2,056,000	2,055,868
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Vodafone Group PLC
8/10/09 to 9/3/09	0.80 to 1.20% (b)	$ 5,000,000	$ 4,992,591
Westpac Banking Corp.
9/11/09 to 9/18/09	0.63 to 0.67 (d)	3,000,000	3,000,000
TOTAL COMMERCIAL PAPER			142,939,609
U.S. Government and Government Agency Obligations - 2.1%

Other Government Related - 2.1%
Bank of America NA (FDIC Guaranteed)
7/29/09	1.10 (c)(d)	5,545,000	5,545,000
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	1,000,000	1,000,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/09	1.21 (c)(d)	5,740,000	5,740,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			12,285,000
Federal Agencies - 9.3%

Fannie Mae - 1.3%
7/23/09 to 9/25/09	0.88 to 3.37 (d)	7,535,000	7,516,175
Federal Home Loan Bank - 5.6%
7/13/09 to 7/13/10	0.64 to 1.15 (d)	32,625,000	32,635,305
Freddie Mac - 2.4%
9/3/09 to 11/3/09	0.63 to 0.86 (d)	14,000,000	13,984,662
TOTAL FEDERAL AGENCIES			54,136,142
U.S. Treasury Obligations - 2.0%

U.S. Treasury Bills - 2.0%
9/24/09 to 6/3/10	0.56 to 1.41	12,000,000	11,943,680
Bank Notes - 0.5%

Bank of America NA
8/6/09	1.21 (d)	3,000,000	3,000,000
Medium-Term Notes - 12.7%
Due Date	Yield (a)	Principal Amount	Value
AT&T, Inc.
7/2/09	1.64% (b)(d)	$ 5,000,000	$ 5,000,000
Bank of America NA
7/6/09	1.40 (d)	5,000,000	5,000,000
Bank of Montreal
7/6/09	0.84 (b)(d)	5,500,000	5,497,001
BNP Paribas SA
8/13/09	1.15 (d)	11,000,000	11,000,000
BP Capital Markets PLC
9/11/09	0.77 (d)	3,000,000	3,000,000
Comcast Corp.
7/14/09	1.44 (d)	1,000,000	1,000,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(d)	5,000,000	5,000,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(d)	3,000,000	3,000,000
Metropolitan Life Global Funding I
10/6/09	1.20 (b)(d)	1,000,000	1,000,000
National Australia Bank Ltd.
9/8/09	0.86 (b)(d)	3,000,000	3,000,000
New York Life Insurance Co.
8/31/09 to 9/28/09	1.72 to 1.75 (d)(f)	2,000,000	2,000,000
Nordea Bank AB
7/24/09	1.45 (b)(d)	3,000,000	3,000,000
Procter & Gamble International Funding SCA
8/7/09	1.00 (d)	1,000,000	1,000,000
Royal Bank of Canada
7/15/09	0.74 (b)(d)	4,000,000	4,000,000
Verizon Communications, Inc.
7/15/09	0.93 (d)	4,000,000	4,000,000
Wells Fargo & Co.
7/15/09	0.47 (b)(d)	10,000,000	10,000,000
Westpac Banking Corp.
7/14/09 to 9/4/09	0.89 to 1.44 (b)(d)	8,000,000	7,999,613
TOTAL MEDIUM-TERM NOTES			74,496,614
Time Deposits - 0.2%
Due Date	Yield (a)	Principal Amount	Value
Banco Santander SA
9/25/09	0.50%	$ 1,000,000	$ 1,000,000
Asset-Backed Securities - 0.3%

BMW Vehicle Lease Trust
6/15/10	0.79	970,000	970,000
John Deere Owner Trust 2009
7/2/10	1.13	890,000	890,000
TOTAL ASSET-BACKED SECURITIES			1,860,000
Repurchase Agreements - 8.1%
	Maturity Amount
In a joint trading account at 0.09% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations) #	$ 4,660,012	4,660,000
With:
Banc of America Securities LLC at 0.42%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at $3,150,037, 4.75%, 1/30/14)	3,000,035	3,000,000
Barclays Capital, Inc. at:
0.54%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Government Obligations valued at $9,270,140, 0% - 5.64%, 5/25/37 - 4/16/39)	9,000,135	9,000,000
0.55%, dated:
6/5/09 due 7/6/09 (Collateralized by Equity Securities valued at $1,100,450)	1,000,474	1,000,000
6/16/09 due 7/16/09 (Collateralized by Equity Securities valued at $1,100,263)	1,000,458	1,000,000
Credit Suisse Securities (USA) LLC at 0.49%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $9,900,047)	9,000,123	9,000,000
Deutsche Bank Securities, Inc. at:
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $1,035,854, 7/17/09 - 8/25/09)	1,001,000	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $1,035,873, 7/17/09 - 8/25/09)	$ 1,001,625	$ 1,000,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $1,035,703, 7/17/09 - 8/25/09)	1,001,625	1,000,000
J.P. Morgan Securities, Inc. at 0.44%, dated 6/30/09 due 7/1/09 (Collateralized by Corporate Obligations valued at $8,403,704, 11.2%, 12/6/09)	8,000,098	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.54%, dated 6/30/09 due 7/1/09 (Collateralized by Equity Securities valued at $5,500,112)	5,000,075	5,000,000
0.59%, dated 6/22/09 due 8/21/09 (Collateralized by Equity Securities valued at $2,200,072) (d)(e)	2,001,967	2,000,000
UBS Securities LLC at 0.63%, dated 5/18/09 due 7/2/09 (Collateralized by Corporate Obligations valued at $2,101,590, 6.1%, 6/1/18)	2,001,575	2,000,000
TOTAL REPURCHASE AGREEMENTS		47,660,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $594,571,084)		594,571,084
NET OTHER ASSETS - (1.5)%		(8,752,008)
NET ASSETS - 100%		$ 585,819,076
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,483,342 or 9.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,285,000 or 2.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,250,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Life Insurance Co.: 1.72%, 8/31/09	5/8/09	$ 1,000,000
1.75%, 9/28/09	3/23/09	$ 1,000,000
Roche Holdings, Inc. 1.91%, 9/18/09	3/13/09	$ 4,250,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,660,000 due 7/01/09 at 0.09%
BNP Paribas Securities Corp.	$ 274,333
Banc of America Securities LLC	758,191
Bank of America, NA	438,933
Barclays Capital, Inc.	518,490
Citigroup Global Markets, Inc.	82,300
Deutsche Bank Securities, Inc.	246,900
Greenwich Capital Markets, Inc.	109,733
ING Financial Markets LLC	345,660
J.P. Morgan Securities, Inc.	974,457
Merrill Lynch Government Securities, Inc.	44,110
Morgan Stanley & Co., Inc.	54,867
RBC Capital Markets Corp.	65,840
Societe Generale, New York Branch	142,653
UBS Securities LLC	548,666
Wachovia Capital Markets LLC	54,867
$ 4,660,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $594,571,084.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009